10. Related Party Transactions and Balances: Schedule of Related Party Transactions (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Related Party Transactions

Key management compensation for the years ended July 31, 2019 and 2018 is as follows:

	2019 $	2018 $
Short-term employee benefits:
Consulting fees	195,164	463,602
Salary and benefits	476,763	180,420
	671,927	644,022
Share-based compensation	1,403,282	1,651,395
Total	2,075,209	2,295,417